Other payables and accrued liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Other payables and accrued liabilities
Accrued professional fees	$ 657	$ 268
Accrued staff costs and staff benefits	115	26
Rental deposits from tenants	206	189
Contract liabilities	148	13
Interest receipt in advance	1	1
Advances from unrelated parties	547	538
Others	189	1,243
Other payables and accrued liabilities	$ 1,863	$ 2,278